UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4994

Legg Mason Partners Massachusetts Municipals Fund

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Prior to April 7, 2006, the fund was named Smith Barney Massachusetts Municipals Fund.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Legg Mason Partners Massachusetts Municipals Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Income Trust. Prior thereto, the fund was named Legg Mason Partners Massachusetts Municipals Fund. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

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ICA File Number: 811-04994
Reporting Period: 07/01/2006 - 06/30/2007
Smith Barney Massachusetts Municipals Fund

============== LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND ===============
========== END NPX REPORT

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Massachusetts Municipals Fund

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Legg Mason Partners Massachusetts Municipals Fund

Date: August 30, 2007